Operating Segment and Geographic Information (Schedule of Net Sales to Unaffiliated Customers) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 132,903	¥ 141,048	¥ 99,634
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	14,045	16,095	22,398
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	20,583	29,742	9,278
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	9,061	7,015	2,252
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 89,214	¥ 88,196	¥ 65,706